COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

16.     COMMITMENTS AND CONTINGENCIES

(a)Operating lease commitments

As lessee

The Group has entered into lease agreements for its business operations. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2019 were as follows:

Year ending December 31,	RMB	US$
2020	3,215	462
2021	2,492	358
2022	2,019	290
Thereafter	9,489	1,363
Total	17,215	2,473

(b)Litigation

In the ordinary course of the business, the Group is subject to periodic legal or administrative proceedings. As of December 31, 2018 and 2019, the Group is not a party to any legal or administrative proceedings which will have a material adverse effect on the Group’s business, financial position, results of operations and cash flows.